Quarterly Financial Information (unaudited	12 Months Ended
Feb. 01, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited

Note 17. Quarterly Financial Information (unaudited)

Summarized quarterly financial results for fiscal 2013 and fiscal 2012 (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2013:
Net sales	$40,363	$74,294	$85,755	$87,758
Gross profit	17,513	33,638	41,723	40,142
Net income (loss) from continuing operations	(9,779)	8,395	16,468	8,311
Net loss from discontinued operations, net of tax	(5,330)	(18,929)	(18,827)	(7,729)
Net income (loss)	(15,109)	(10,534)	(2,359)	582
Net income (loss) per share-basic(1):
Continuing operations	$(0.37)	$0.32	$0.63	$0.24
Discontinued operations	$(0.20)	$(0.72)	$(0.72)	$(0.22)
Net income (loss) per share-diluted(1):
Continuing operations	$(0.37)	$0.32	$0.62	$0.24
Discontinued operations	$(0.20)	$(0.72)	$(0.72)	$(0.22)
Fiscal 2012(2):
Net sales	$33,376	$57,155	$76,990	$72,831
Gross profit	14,777	25,635	35,118	32,666
Net income (loss) from continuing operations	(23,244)	(13,373)	5,702	1,220
Net loss from discontinued operations, net of tax	(23,911)	(20,679)	(20,597)	(12,827)
Net loss	(47,155)	(34,052)	(14,895)	(11,607)
Net income (loss) per share-basic(1):
Continuing operations	$(0.89)	$(0.51)	$0.22	$0.05
Discontinued operations	$(0.91)	$(0.79)	$(0.79)	$(0.49)
Net income (loss) per share-diluted(1):
Continuing operations	$(0.89)	$(0.51)	$0.22	$0.05
Discontinued operations	$(0.91)	$(0.79)	$(0.79)	$(0.49)

(1)	The sum of the quarterly earnings per share may not equal the full-year amount as the computation of weighted-average number of shares outstanding for each quarter and the full-year are performed independently.
(2)	Fiscal 2012 consisted of 53 weeks, with the additional week included in the Fourth Quarter of Fiscal 2012.